OTHER NONCURRENT LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Liabilities non current	$ 31,425	$ 33,961	$ 4,729